RELATED PARTY TRANSACTIONS - Outstanding Balances (Details) - CAD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Accounts receivable	$ 45.8	$ 30.9
Accounts payable and accrued liabilities	5.7	2.2
Joint ventures
Disclosure of transactions between related parties [line items]
Accounts receivable	51.2	33.9
Contract assets	38.5	13.4
Other non-current assets	25.6	18.7
Accounts payable and accrued liabilities	5.7	2.2
Contract liabilities	28.8	30.7
Other non-current liabilities	$ 1.7	$ 1.6